SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 24, 2025	Feb. 28, 2025	Feb. 26, 2025	Oct. 24, 2024	Feb. 28, 2025	May 31, 2024	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Gross proceeds								$ 592,120
Exercise price							$ 4.80
Options issued								1,275,000
Share price				$ 4
Loss Contingency, Damages Sought, Value						$ 507,573
Loss Contingency, Damages Awarded, Value						85,000
Loss Contingency, Damages Paid, Value					$ 240,800
Common Stock, Par or Stated Value Per Share							$ 0.001		$ 0.001	$ 0.001
Callan JMB Services Private Limited [Member]
Subsequent Event [Line Items]
Ownership percentage							99.90%
Customer Service Agreement [Member]
Subsequent Event [Line Items]
Loss Contingency, Damages Sought, Value						507,573
Loss Contingency, Damages Awarded, Value						$ 85,000
Litigation Settlement, Fee Expense									$ 155,800
Employees And Consultants [Member]
Subsequent Event [Line Items]
Options issued				1,220,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock shares issued	15,000
Common Stock, Par or Stated Value Per Share	$ 0.001
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Purchase obligation	$ 500,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Purchase obligation	2,000,000
Subsequent Event [Member] | CJMB [Member]
Subsequent Event [Line Items]
Sale of Stock, Consideration Received on Transaction	$ 25,000,000.0
Subsequent Event [Member] | Customer Service Agreement [Member]
Subsequent Event [Line Items]
Litigation Settlement, Fee Expense					240,800
Loss Contingency, Damages Paid, Value			$ 240,800
IPO [Member]
Subsequent Event [Line Items]
Gross proceeds		$ 656,000			$ 5,120,000
Common stock shares issued					1,280,000
Stock price pre share		$ 4.00			$ 4.00
Proceeds from underwriting discounts					$ 4,700,000
Proceeds from commissions					1,000,000
IPO [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds					$ 5,700,000
Common stock shares issued					1,280,000
Stock price pre share		4			$ 4
Proceeds from underwriting discounts					$ 4,700,000
Proceeds from commissions					$ 1,000,000
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Common stock shares issued					164,000
Stock price pre share		$ 4.00			$ 4.00
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock shares issued					164,000
Underwriters [Member]
Subsequent Event [Line Items]
Warrants to purchase shares		72,179			72,179
Exercise price		$ 4.80			$ 4.80
Warrants term		5 years			5 years
Underwriters [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants to purchase shares		72,000			72,000
Exercise price		$ 4.00			$ 4.00
Warrants term		5 years			5 years